Note 9 - Employee Benefits - Restricted Stock Activity (Details) - Restricted Stock [Member] - The 2017 Stock Incentive Plan [Member]	12 Months Ended
Oct. 31, 2023 $ / shares shares
Balance (in shares) | shares	377,470
Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.53
Granted (in shares) | shares	28,560
Granted, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.74
Vested (in shares) | shares	(114,876)
Vested, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.68
Balance (in shares) | shares	291,154
Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.49